Long Term Debt - WildHorse Resources Revolving Credit Facility and Second Lien Facility - Additional Information (Detail) (USD $)	9 Months Ended		12 Months Ended	0 Months Ended		9 Months Ended	0 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Apr. 03, 2013 Revolving Credit Facility [Member] WildHorse Resources, LLC [Member]	Jun. 13, 2013 Revolving Credit Facility [Member] WildHorse Resources, LLC [Member] Second Lien Term Loan [Member]	Sep. 30, 2014 Revolving Credit Facility [Member] WildHorse Resources, LLC [Member] Second Lien Term Loan [Member]	Jun. 13, 2013 Revolving Credit Facility [Member] WildHorse Resources, LLC [Member] Second Lien Term Loan [Member] Alternative Base Rate [member]	Jun. 13, 2013 Revolving Credit Facility [Member] WildHorse Resources, LLC [Member] Second Lien Term Loan [Member] London Interbank Offered Rate (LIBOR) [Member]
Debt Obligations [Line Items]
Initial borrowing base of second lien term facility				$ 1,000,000,000	$ 325,000,000
Line of credit facility, initial borrowing base			1,145,000,000	300,000,000
Line of credit, minimum collateral percentage				80.00%	80.00%
Debt instrument interest rate							5.25%	6.25%
Cash distribution paid		363,437,000	732,362,000		225,000,000
Loss on extinguishment of debt	$ (37,248,000)					$ (13,700,000)